Fair Value Disclosures (Schedule of Carrying Values and Estimated Fair Values of Financial Instruments) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014		Dec. 31, 2012		May 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Earnout liability	$ 2,768
Range of forecasted revenues and gross margins base estimate	10.10%
Stock, price per share			$ 20
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate	5.10%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate	6.30%
Senior Unsecured Note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate					6.875%
Discount rate					99.239%
Carrying Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
6.875% senior notes	198,557	[1]
Land development notes	5,740	[1]	33,206	[2]		1,500	[1],[2]
Insurance premium notes	5,682	[1]
Capital lease obligations	69	[1]
Carrying Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Subordinated obligation			11,244	[3]
Earnout liability	2,768	[4]
Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
6.875% senior notes	203,571	[1]
Land development notes	5,723	[1]	32,145	[2]		1,490	[1],[2]
Insurance premium notes	5,682	[1]
Capital lease obligations	69	[1]
Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Subordinated obligation			23,605	[3]
Earnout liability	$ 2,768	[4]

[1]	Estimated fair values as of September 30, 2014 and December 31, 2013 were based on cash flow models discounted at market interest rates that considered underlying risks of the debt.
[2]	Estimated fair values of the notes payable at December 31, 2013 and 2012, were based on cash flow models discounted at market interest rates that considered underlying risks of the debt.
[3]	Estimated fair value of the subordinated obligation at December 31, 2012, was based on the subsequent private placement offering completed by the Company and its price of $20 per common stock share.
[4]	Recognized in connection with the acquisition of Grand View on August 12, 2014. A Monte Carlo model was used to value the earnout by simulating earnings, applying the terms of the earnout in each simulated path, determining the average payment in each year across all the trials of the simulation, and calculating the sum of the present values of the payments in each year. The primary inputs and key assumptions of this Monte Carlo model included a range of forecasted revenue and gross margin scenarios which increased and decreased by 10.1% from our base case and discount rates ranging from 5.1% to 6.3%.